Offsetting Financial Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Offsetting [Abstract]
Derivatives, Gross Amounts of Recognized Liabilities	$ 1,156	$ 1,181
Derivatives, Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Derivatives, Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	1,156	1,181
Derivatives, Financial Instruments	(2,606)	(2,150)
Derivatives, Cash Collateral Pledged	0	(220)
Derivatives, Net Amount	(1,450)	(1,189)
Repurchase agreements, Gross Amounts of Recognized Liabilities	755	710
Repurchase agreements, Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Repurchase agreements, Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	755	710
Repurchase agreements, Financial Instruments	(755)	(710)
Repurchase agreements, Cash Collateral Pledged	0	0
Repurchase agreements, Net Amount	0	0
Total, Gross Amounts of Recognized Liabilities	1,911	1,891
Total, Gross Amounts Offset in the Consolidated Balance Sheet	0	0
Total, Net Amounts of Liabilities Presented in the Consolidated Balance Sheet	1,911	1,891
Total, Financial Instruments	(3,361)	(2,860)
Total, Cash Collateral Pledged	0	220
Total, Net Amount	$ (1,450)	$ (1,189)